Non-current assets held for sale - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 7,465	$ 0
Liabilities included in disposal groups classified as held for sale	1,393	0
Contingent consideration receivable relating to disposals	$ 598	$ 893	$ 237
Proportion of reimbursement rights	30.00%
BP Exploration (Alaska)
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 6,518
Liabilities included in disposal groups classified as held for sale	969
Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses, Receivable, Current	5,600
Contingent consideration receivable relating to disposals	$ 1,600
Trans Alaska Pipeline System (TAPS) [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in associate	49.00%